Related Party Transactions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended	3 Months Ended		9 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Jan. 02, 2012	May 31, 2010	Mar. 02, 2014	May 31, 2013	Dec. 21, 2012	Dec. 31, 2009	Sep. 30, 2012 transponder	Dec. 31, 2008 transponder	May 31, 2012
Related Party Transactions
General and administrative expenses	$ 69,224	$ 49,878	$ 45,188
EchoStar XVI
Related Party Transactions
Notice period to exercise option to extend agreement	6 years			6 years
EchoStar
Related Party Transactions
General and administrative expenses				74,000	$ 25,000	$ 17,000	$ 50,000
EchoStar | Prior Broadcast Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity								60 days
EchoStar | Certain Sports Related Programming Broadcast Agreement
Related Party Transactions
Agreement term									10 years
EchoStar | EchoStar VIII
Related Party Transactions
Notice period for termination of agreement										30 days	30 days
EchoStar | EchoStar XVI
Related Party Transactions
Agreement term from commencement of service date												4 years	10 years
Notice period to exercise option to extend agreement	6 years			6 years
Additional term of renewal option	5 years			5 years
EchoStar | DISH Nimiq 5 Agreement
Related Party Transactions
Agreement term													10 years
Agreement term with third party													15 years
Number of DBS transponders available to receive services													32
Number of DBS transponders currently used													32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transactions
Agreement term with third party															10 years
Number of DBS transponders currently used															32
Number of DBS transponders expected to receive services															24
Number of transponders subleased														5
EchoStar | 103 degree orbital location member
Related Party Transactions
Agreement term																10 years
Agreement term from commencement of service date	10 years
EchoStar | TT&C Agreement
Related Party Transactions
Required notice period for termination by the reporting entity	60 days			60 days